Fair Value (Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Fair Value Disclosures [Abstract]
Aggregated carrying amounts of estimate not practicable investments	¥ 15,852	¥ 13,514